Award Timing Disclosure	12 Months Ended
Jul. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Awards and Disclosure of Material Nonpublic Information

The Company does not follow a predetermined scheduled for granting stock-based compensation. Typically, the Board of Directors and the Compensation Committee consider granting stock-based compensation on an annual basis in the last quarter of each fiscal year or for new hires around the hire date and outside of the filing of the Company’s financial results. The granting of awards under the Company’s 2024 Stock Incentive Plan is contingent on the Company’s performance.

The Board of Directors and the Compensation Committee review and approve these awards. They ensure that material nonpublic information (“MNPI”) is taken into account when determining the timing and terms of the awards and, if MNPI is present, the award will be deferred until such information has been publicly disclosed.

The Company does not time the disclosure of MNPI to influence the value of executive compensation. All material information is disclosed promptly in accordance with SEC rules and regulations and the Company’s internal policies.

Award Timing Method	The Company does not follow a predetermined scheduled for granting stock-based compensation. Typically, the Board of Directors and the Compensation Committee consider granting stock-based compensation on an annual basis in the last quarter of each fiscal year or for new hires around the hire date and outside of the filing of the Company’s financial results. The granting of awards under the Company’s 2024 Stock Incentive Plan is contingent on the Company’s performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false